T. ROWE PRICE All-Cap Opportunities Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.7%
COMMUNICATION SERVICES 17.0%
Entertainment 5.6%
CTS Eventim (EUR) (1) 684,107 39,728
Liberty Media-Liberty Formula One, Class C (1) 1,697,700 73,493
Live Nation Entertainment (1) 1,625,129 137,567
Netflix (1) 257,454 134,304
Sea, ADR (1) 243,777 54,418
439,510
Interactive Media & Services 8.3%
Alphabet, Class C (1) 189,760 392,543
Facebook, Class A (1) 721,341 212,456
Snap, Class A (1) 977,484 51,113
656,112
Media 1.1%
Charter Communications, Class A (1) 137,204 84,658
84,658
Wireless Telecommunication Services 2.0%
T-Mobile U.S. (1) 1,233,617 154,560
154,560
Total Communication Services 1,334,840
CONSUMER DISCRETIONARY 15.0%
Diversified Consumer Services 0.5%
Bright Horizons Family Solutions (1) 240,695 41,267
41,267
Hotels, Restaurants & Leisure 4.8%
Cedar Fair  1,708,100 84,858
Marriott Vacations Worldwide (1) 179,568 31,277
Planet Fitness, Class A (1) 1,025,374 79,262
Starbucks  455,000 49,718
Vail Resorts  189,800 55,357
Yum! Brands  689,996 74,644
375,116
Household Durables 0.9%
Gree Electric Appliances of Zhuhai, A Shares (CNH)  7,364,615 70,622
70,622

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
Internet & Direct Marketing Retail 6.3%
Amazon.com (1) 159,053 492,123
492,123
Specialty Retail 2.5%
Burlington Stores (1) 156,504 46,763
Carvana  (1) 122,076 32,033
Ross Stores  1,013,498 121,529
200,325
Total Consumer Discretionary 1,179,453
CONSUMER STAPLES 0.5%
Food Products 0.5%
Barry Callebaut (CHF)  17,102 38,720
Total Consumer Staples 38,720
FINANCIALS 5.9%
Banks 2.7%
East West Bancorp  1,052,400 77,667
Wells Fargo  2,501,800 97,745
Western Alliance Bancorp  410,705 38,787
214,199
Capital Markets 3.2%
Charles Schwab  1,291,900 84,206
CME Group  384,900 78,608
London Stock Exchange Group (GBP)  707,560 67,643
XP, Class A (1) 612,567 23,075
253,532
Total Financials 467,731
HEALTH CARE 15.3%
Biotechnology 4.8%
AbbVie  1,538,833 166,533
Alexion Pharmaceuticals (1) 393,135 60,114
Argenx , ADR (1) 133,187 36,678
Kodiak Sciences (1) 100,607 11,408
Moderna  (1) 514,199 67,334
Ultragenyx Pharmaceutical (1) 287,869 32,777
374,844
Health Care Equipment & Supplies 2.6%
Cooper  201,473 77,384
DENTSPLY SIRONA  949,400 60,581
Intuitive Surgical (1) 87,758 64,848

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,145 (1)(2)
(3) 2,428,492 4,080
206,893
Health Care Providers & Services 5.5%
HCA Healthcare  338,122 63,682
Humana  141,501 59,324
Molina Healthcare (1) 322,100 75,294
UnitedHealth Group  629,553 234,238
432,538
Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific  38,900 17,753
17,753
Pharmaceuticals 2.2%
Eli Lilly  624,200 116,613
Zoetis  368,700 58,063
174,676
Total Health Care 1,206,704
INDUSTRIALS & BUSINESS SERVICES 10.0%
Aerospace & Defense 1.2%
Airbus (EUR) (1) 816,295 92,582
92,582
Electrical Equipment 0.3%
Array Technologies (1) 768,068 22,904
22,904
Industrial Conglomerates 2.1%
General Electric  6,733,400 88,410
Roper Technologies  199,700 80,547
168,957
Machinery 3.5%
Caterpillar  268,500 62,257
Fortive 722,100 51,009
Middleby  (1) 1,000,100 165,767
279,033
Professional Services 2.9%
Clarivate  (1) 3,833,812 101,174
CoStar Group (1) 48,131 39,559
Equifax  316,354 57,301

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
TransUnion  343,400 30,906
228,940
Total Industrials & Business Services 792,416
INFORMATION TECHNOLOGY 29.3%
Electronic Equipment, Instruments & Components 0.2%
Littelfuse 46,545 12,308
12,308
IT Services 11.4%
Euronet Worldwide (1) 856,981 118,520
Fidelity National Information Services  715,672 100,631
Global Payments  610,770 123,119
Mastercard , Class A  446,390 158,937
StoneCo , Class A (1) 919,776 56,309
Visa, Class A  1,317,503 278,955
Wix.com (1) 205,588 57,404
893,875
Semiconductors & Semiconductor Equipment 6.3%
Advanced Micro Devices (1) 778,900 61,144
Infineon Technologies (EUR)  1,932,388 82,218
Maxim Integrated Products  1,167,394 106,665
Micron Technology (1) 685,800 60,494
Taiwan Semiconductor Manufacturing, ADR  484,351 57,289
Texas Instruments  658,112 124,377
492,187
Software 10.0%
Ceridian HCM Holding (1) 469,905 39,599
Intuit  224,003 85,807
Microsoft  1,472,624 347,201
RealPage  (1) 248,204 21,643
salesforce.com (1) 259,044 54,884
ServiceNow  (1) 197,083 98,563
Splunk  (1) 318,083 43,094
Synopsys (1) 157,226 38,957
Uipath , Class A, Acquisition Date: 12/11/20, Cost $1,877 (1)(2)(3) 64,524 4,018
Workiva  (1) 363,993 32,126
Zoom Video Communications, Class A (1) 78,700 25,285
791,177
Technology Hardware, Storage & Peripherals 1.4%
Apple  878,532 107,313
107,313
Total Information Technology 2,296,860

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
MATERIALS 0.4%
Chemicals 0.4%
Linde  112,676 31,565
Total Materials 31,565
REAL ESTATE 0.4%
Equity Real Estate Investment Trusts 0.4%
American Campus Communities, REIT  755,300 32,606
Total Real Estate 32,606
UTILITIES 2.9%
Electric Utilities 1.4%
NextEra Energy  1,479,364 111,855
111,855
Multi-Utilities 1.5%
Sempra Energy  908,499 120,449
120,449
Total Utilities 232,304
Total Common Stocks (Cost $4,832,577) 7,613,199
CONVERTIBLE PREFERRED STOCKS 2.5%
COMMUNICATION SERVICES 0.4%
Interactive Media & Services 0.4%
ByteDance , Series E, Acquisition Date: 7/8/19, Cost $7,875 (1)(2)
(3) 159,769 25,207
Total Communication Services 25,207
CONSUMER DISCRETIONARY 1.4%
Automobiles 1.4%
Rivian Automotive, Series D, Acquisition Date: 12/23/19,
Cost $13,652 (1)(2)(3) 1,270,636 46,823
Rivian Automotive, Series E, Acquisition Date: 7/10/20,
Cost $17,598 (1)(2)(3) 1,136,096 41,865
Rivian Automotive, Series F, Acquisition Date: 1/19/21,
Cost $18,238 (1)(2)(3) 494,929 18,238
Total Consumer Discretionary 106,926

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
INDUSTRIALS & BUSINESS SERVICES 0.1%
Aerospace & Defense 0.1%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $10,360 (1)(2)(3) 230,036 10,360
Total Industrials & Business Services 10,360
INFORMATION TECHNOLOGY 0.6%
Software 0.6%
Uipath , Series D-1, Acquisition Date: 4/26/19, Cost $5,997 (1)(2)
(3) 457,152 28,469
Uipath , Series D-2, Acquisition Date: 4/26/19, Cost $1,007 (1)(2)
(3) 76,764 4,780
Uipath , Series E, Acquisition Date: 7/9/20, Cost $224 (1)(2)(3) 12,071 752
Waymo , Series A-2, Acquisition Date: 5/8/20, Cost $14,266 (1)(2)
(3) 166,137 14,266
Total Information Technology 48,267
Total Convertible Preferred Stocks (Cost $89,217) 190,760
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 0.04% (4)(5) 73,580,331 73,580
Total Short-Term Investments (Cost $73,580) 73,580
Total Investments in Securities 100.1%
(Cost $4,995,374) $ 7,877,539
Other Assets Less Liabilities (0.1)% (5,646)
Net Assets 100.0% $ 7,871,893
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $198,858 and represents 2.5% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc

T. ROWE PRICE All-Cap Opportunities Fund

. . .
. . . .
. . . .
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE All-Cap Opportunities Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ —# $ — $ 10+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 64,461  ¤  ¤ $ 73,580^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $10 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $73,580.

T. ROWE PRICE All-Cap Opportunities Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price All-Cap Opportunities Fund, Inc. (the fund), formerly the T. Rowe
Price New America Growth Fund, is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE All-Cap Opportunities Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE All-Cap Opportunities Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE All-Cap Opportunities Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2021, totaled $78,428,000 for the period ended
March 31, 2021.
F60-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 7,213,588 $ 391,513 $ 8,098 $ 7,613,199
Convertible Preferred Stocks — — 190,760 190,760
Short-Term Investments 73,580 — — 73,580
Total $ 7,287,168 $ 391,513 $ 198,858 $ 7,877,539
($000s)
Beginning
Balance
1/1/21
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/21
Investment in Securities
Common Stocks $ 5,957 $ 2,141 $ — $ 8,098
Convertible Preferred Stocks 85,875 76,287 28,598 190,760
Total $ 91,832 $ 78,428 $ 28,598 $ 198,858